Equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 381	€ 328	€ 218
Sonatel And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	208	185	166
Orange Cote D'Ivoire And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	53	51	29
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	50	35
Medi Telecom and Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	34	33
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 25	€ 18	11
Orange Belgium And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders			€ 7